Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	AllianzGI Managed Accounts Trust
Central Index Key	0001098605
Amendment Flag	false
Document Creation Date	Feb. 28, 2013
Document Effective Date	Mar. 01, 2013
Prospectus Date	Mar. 01, 2013
Fixed Income SHares: Series C | Fixed Income SHares: Series C | Series C
Risk/Return:
Trading Symbol	FXICX
Fixed Income SHares: Series M | Fixed Income SHares: Series M | Series M
Risk/Return:
Trading Symbol	FXIMX
Fixed Income SHares: Series R | Fixed Income SHares: Series R | Series R
Risk/Return:
Trading Symbol	FXIRX
Fixed Income SHares: Series TE | Fixed Income SHares: Series TE | Series TE
Risk/Return:
Trading Symbol	FXIEX